Equity-Based Compensation And Employee Benefit Plans	12 Months Ended
Jan. 31, 2021
Disclosure Of Compensation And Employee Benefit Plans [Abstract]
Equity-Based Compensation And Employee Benefit Plans
9) EQUITY-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS
Equity-Based Compensation Plan
The board of Holdings approved the Core & Main Holdings, LP Equity Incentive Plan (the “Plan”). Employees and independent directors of the Company could have indirectly received profits units, unit options or unit appreciation rights in Holdings through Management Feeder. These awards were issued from Management Feeder, which in turn received grants from Holdings in amounts and terms that were identical to those issued to the employee.
Profits Units
Under the terms of the Plan and the individual award agreements, profits units were granted at a benchmark price consistent with the fair value of a partnership unit in Holdings at the time of grant. The profits units generally vested at a rate of 20% per year commencing on the first anniversary date of the grant. The initial grant of profits units occurred on January 1, 2018 and vested at a rate of 20% per year commencing on August 1, 2017, the date funds affiliated with CD&R acquired the waterworks business of HD Supply (the “Merger”). Subsequent grants vested at a rate of 20% per year commencing on the date of the grant. There was no expiration associated with the profits units. During fiscal 2019, the Company paid a $3.15 distribution to common shareholders for which profit unit holders did not participate. Under terms of the Plan, this resulted in an adjustment of the benchmark price from $10.00 in fiscal 2018 to $6.85 that was reflected in the summary below.
A summary of the profits units activity is presented below (shares in thousands):

	Number of Shares	Weighted Average Benchmark Price
Outstanding on January 28, 2018	5,508	$6.85
Granted	608	6.85
Forfeitures	(28)	6.85

Outstanding on February 3, 2019	6,088	6.85
Granted	133	7.44
Forfeitures	(26)	6.85
Repurchases	(18)	6.85

Outstanding on February 2, 2020	6,177	6.86
Granted	145	9.39

Outstanding on January 31, 2021	6,322	$6.92

	Number of Shares	Weighted Average Benchmark Price
Non-vested at January 28, 2018	5,508	$6.85
Granted	608	6.85
Vested	(1,102)	6.85
Forfeited	(28)	6.85

Non-vested at February 3, 2019	4,986	6.85
Granted	133	7.44
Vested	(1,218)	6.85
Forfeited	(26)	6.85

Non-vested at February 2, 2020	3,875	6.87
Granted	145	9.39
Vested	(1,235)	6.86

Non-vested at January 31, 2021	2,785	$7.01

The estimated fair value of the profits units when granted was amortized to expense over the vesting period. The fair value for these options was estimated by management, after considering a third-party valuation specialist’s assessment, at the date of grant based on the expected life of the profits units, using a Black-Scholes option pricing model with the following weighted-average assumptions:

	January 31, 2021	February 2, 2020	February 3, 2019
Risk-free interest rate	0.6%	2.13%	2.13%
Dividend yield	—%	—%	—%
Expected volatility factor	50%	50%	50%
Discount for lack of marketability	26%	30%	30%
Expected option life in years	5.0	4.5	4.5
The risk free interest rate was determined based on an analysis of U.S. Treasury zero-coupon
market yields as of the date of the profits units grant for issues having expiration lives similar to the expected life of the profits units. The expected volatility was based on an analysis of the historical volatility of a peer group over the expected life of the profits units. As insufficient data exists to determine the historical life of the profits units, the expected option life was determined based on the Company’‘s estimate of when a liquidity event may occur based on market conditions and prior investments of CD&R. The weighted-average fair value of each option granted was $2.99 during fiscal 2020 and $2.98 during each of fiscal 2019 and fiscal 2018. The Company recognized $4.0 million, $3.9 million and $3.9 million of compensation expense related to profits units in fiscal 2020, fiscal 2019 and fiscal 2018, respectively.
Treatment of Profit Units in Reorganization Transactions
In connection with the Reorganization Transactions, Holdings was recapitalized and its common units and profits units were converted to a single class of Partnership Interests. Partnership Interests in the recapitalized Holdings that correspond to prior profits units of Holdings that were held by Management Feeder (which relate to profits units in Management Feeder held by the Company’s employees and directors), remain subject to the same time-based vesting requirements that existed prior to the Reorganization Transactions. As part of the recapitalization of Holdings, the quantity of Partnership Interests issued in the recapitalization contemplated the settlement of the historical benchmark prices and the public offering price of Class A common stock in the IPO.
Unit Appreciation Rights
Under the terms of the Plan and the individual award agreements, unit appreciation rights were granted at a benchmark price consistent with the fair value of a partnership unit in the Company at the time of grant. The unit appreciation rights generally vested at a rate of 20% per year commencing on the first anniversary date of the grant. The initial grant of unit appreciation rights occurred on January 1, 2018 and vested at a rate of 20% per year commencing on the date of the Merger. Unit appreciation rights expired no later than the tenth anniversary of the grant date.

A summary of the unit appreciation right units activity is presented below (shares in thousands):

	Number of Shares	Weighted Average Benchmark Price
Outstanding on January 28, 2018	150	$10.00
Granted	75	10.00

Outstanding on February 3, 2019	225	10.00
Granted	25	10.00
Forfeited	(40)	10.00
Expired	(10)	10.00

Outstanding on February 2, 2020	200	10.00
Granted	—	—

Outstanding on January 31, 2021	200	$10.00

	Number of Shares	Weighted Average Benchmark Price
Non-vested at January 28, 2018	150	$10.00
Granted	75	10.00
Vested	(30)	10.00

Non-vested at February 3, 2019	195	10.00
Granted	25	10.00
Vested	(35)	10.00
Forfeited	(40)	10.00

Non-vested at February 2, 2020	145	10.00
Vested	(40)	10.00

Non-vested at January 31, 2021	105	$10.00

The estimated fair value of the unit appreciation rights when granted was amortized to expense over the vesting or required service period. The fair value for these options was estimated by management, after considering a third-party valuation specialist’s assessment, at the date of grant based on the expected life of the unit appreciation rights, using a Black-Scholes option pricing model with the following weighted-average assumptions:

	February 2, 2020	February 3, 2019
Risk-free interest rate	2.13%	2.13%
Dividend yield	—%	—%
Expected volatility factor	50%	50%
Discount for lack of marketability	30%	30%
Expected option life in years	4.5	4.5
The risk free interest rate was determined based on an analysis of U.S. Treasury zero-coupon
market yields as of the date of the unit appreciation rights grant for issues having expiration lives similar to the expected life of the unit appreciation rights. The expected volatility was based on an analysis of the historical volatility of a peer group over the expected life of the unit appreciation rights. As insufficient data exists to determine the historical life of the unit appreciation rights, the expected life was determined based on the Company’s estimate of when a liquidity event may occur based on market conditions and prior investments of CD&R. The weighted-average fair value of each unit appreciation right granted was $2.98 during fiscal 2019 and fiscal 2018. The Company recognized compensation expense related to the unit appreciation rights of $0.1 million in fiscal 2020, fiscal 2019 and fiscal 2018.
Treatment of Unit Appreciation Rights in Reorganization Transactions
In connection with the Reorganization Transactions, unit appreciation rights of Holdings were converted to stock appreciation rights denominated in shares of Class A common stock with adjustments to the number of awards and benchmark prices.
Employee Benefit Plans
The Company offers a comprehensive Health & Welfare Benefits Program (the “Program”) which allows employees who satisfy certain eligibility requirements to choose among different levels and types of coverage. The Program provides employees healthcare coverage in which the employer and employee share costs. In addition, the Program offers employees the opportunity to participate in various voluntary coverages, including flexible spending accounts and health savings accounts.
The Company maintains a 401(k) defined contribution plan that is qualified under Sections 401(a) and 501(a) of the Internal Revenue Code. Employees of the Company who satisfy the plan’s eligibility requirements may elect to contribute a portion of their compensation to the plan on a pre-tax
basis. The Company may match a percentage of the employees’ contributions to the plan based on eligible compensation deferred. Matching contributions are generally made shortly after the end of each pay period. The Company recorded expenses of $7.0 million, $6.6 million and $6.2 million related to matching contributions during fiscal 2020, fiscal 2019 and fiscal 2018, respectively.